As filed with the Securities and Exchange Commission on May 18, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

BARRETT
GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.92%
	BASIC INDUSTRY - 20.18%
	Energy - 9.66%
4,000	Apache Corporation	$244,920
4,500	BP PLC ADR # (a)	280,800
6,000	Exxon Mobil Corporation	357,600
8,000	Schlumberger Limited (a)	563,840
8,000	XTO Energy, Inc.	262,720
		1,709,880

	Industrial - 10.52%
12,000	Donaldson Company, Inc.	387,360
17,000	General Electric Company	613,020
5,000	L-3 Communications Holdings, Inc.	355,100
5,000	United Technologies Corporation	508,300
		1,863,780

	Total Basic Industry	3,573,660

	CONSUMER PRODUCTS & SERVICES - 22.03%
	Consumer Products - 7.30%
8,000	Alberto-Culver Company	382,880
8,000	eBay Inc. *	298,080
6,000	Harley-Davidson, Inc.	346,560
5,000	The Procter & Gamble Company	265,000
		1,292,520

	Media & Entertainment - 6.19%
7,500	International Game Technology	199,950
6,000	Starwood Hotels & Resorts Worldwide, Inc.	360,180
10,000	Univision Communications Inc. Class A*	276,900
9,000	The Walt Disney Company	258,570
		1,095,600

	Retailing - 8.54%
13,000	Applebee's International, Inc.	358,280
15,000	Chico's FAS, Inc. *	423,900
7,500	Target Corporation	375,150
8,000	Walgreen Co.	355,360
		1,512,690

	Total Consumer Products & Services	3,900,810

	FINANCIAL SERVICES - 15.01%
	Financial Services - 13.89%
2,500	American International Group, Inc.	138,525
8,000	Citigroup Inc.	359,520
6,000	The Goldman Sachs Group, Inc.	659,940
3,600	Moody's Corporation	291,096
12,000	North Fork Bancorporation, Inc.	332,880
6,000	State Street Corporation	262,320
6,000	Zions Bancorporation	414,120
		2,458,401

	Real Estate - 1.12%
5,000	Developers Diversified Realty Corporation	198,750

	Total Financial Services	2,657,151

	HEALTHCARE - 22.58%
	Biotechnology - 8.26%
6,000	Amgen Inc.*	349,260
5,000	Genentech, Inc.*	283,050
7,000	Genzyme Corporation *	400,680
12,000	Gilead Sciences, Inc. *	429,600
		1,462,590

	Medical Devices & Services - 11.06%
6,000	Coventry Health Care, Inc. *	408,840
10,000	Medtronic, Inc.	509,500
10,000	Stryker Corporation	446,100
6,000	Varian Medical Systems, Inc. *	205,680
5,000	Zimmer Holdings, Inc. *	389,050
		1,959,170

	Pharmaceuticals - 3.26%
3,000	Eli Lilly and Company	156,300
16,000	Pfizer Inc.	420,320
		576,620

	Total Health Care	3,998,380

	INFORMATION SERVICES - 8.55%
	Business Services 4.54%
10,000	First Data Corporation	393,100
12,500	Paychex, Inc.	410,250
		803,350

	Computer Services & Outsourcing - 4.01%
10,000	Anteon International Corporation *	389,300
7,000	Computer Sciences Corporation *	320,950
		710,250

	Total Information Services	1,513,600

	SOFTWARE / ELECTRONICS - 9.06%
	Electronics - 6.42%
12,500	Dell, Inc. *	480,250
9,000	Linear Technology Corporation	344,790
12,000	Microchip Technology Incorporated	312,120
		1,137,160

	Software - 2.64%
29	Computer Associates International, Inc.	786
28,000	Oracle Corporation *	349,440
5,000	VERITAS Software Corporation *	116,100
		466,326

	Total Software / Electronics	1,603,486

	TELECOMMUNICATIONS SERVICES & EQUIPMENT - 1.51%
	Telecommunications & Data Network Equipment - 1.51%
15,000	Cisco Systems, Inc. *	268,350

	Total Telecommunications Services & Equipment	268,350

	Total common stocks (Cost $14,476,749)	$17,515,437

Principal
Amount	VARIABLE RATE DEMAND NOTES # - 1.05%	Value

$ 40,000	American Family, 2.47%	$40,000

101,606	U.S. Bank, 2.60%	101,606

44,200	Wisconsin Corporate Central Credit Union, 2.52%	44,200

	Total variable rate demand notes (Cost $185,806)	185,806

	Total investments - 99.97% (Cost $14,662,555)	17,701,243

	Other Assets in Excess of Liabilities - 0.03%	5,062

	Total Net Assets - 100.00%	$17,706,305

	* Non-income producing security.
	(a) Foreign issued security.
	# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.
	Interest rates change periodically at specified dates. The rates shown are as of March 31, 2005.
	ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title) /s/ Peter H. Shriver
                                                          Peter H. Shriver, President
Date 5/17/05

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Peter H. Shriver
                                                             Peter H. Shriver, President
            Date 5/17/05
By (Signature and Title)*  /s/ Robert J. Voccola
                                                             Robert J. Voccola, Treasurer
            Date 5/17/05

* Print the name and title of each signing officer under his or her signature.